Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

The transactions affecting the lease liabilities during the six months ended June 30, 2023 were as follows:

Balance at January 1, 2023	$1,487
Additions	12
Interest expense	109
Payments	(406)
Lease modification and other remeasurements	—
Effect of foreign exchange differences	5
Balance at June 30, 2023	$1,207
Less current portion of lease liabilities	(679)
Long-term portion of lease liabilities	$528